Structured entities - Total assets of consolidated structured entities by entity type (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Total assets	[1]	$ 3,038,677	$ 2,949,286	$ 2,953,792
Total
Disclosure of information about consolidated structured entities [line items]
Total assets		25,100	23,700
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets		3,600	4,200
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets		7,800	7,200
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets		5,500	4,800
Other
Disclosure of information about consolidated structured entities [line items]
Total assets		$ 8,200	$ 7,500

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.